Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Subsequent Events [Text Block]
14.	Subsequent Events

Subsequent to April 30, 2014;

(i)

the Company completed a private placement offering (the “Offering”) whereby a total of $6,159,482 in gross proceeds were raised through the sale of 246 units (the “Units”) at a price of $25,000 per Unit. Each Unit consisted of (i) a 6% convertible senior secured debenture in the principal amount of $25,000 (the “Convertible Debentures”) and (ii) a warrant to purchase 166,667 common shares of the Company at an exercise price of $0.15 per share, subject to adjustment (the “Warrants”).

As consideration, the Company (i) received gross cash proceeds equal to $4,943,750, before deducting agent fees and other transaction-related expenses; and (ii) exchanged the SPA Notes (Note 7(i)) in the aggregate amount of $1,094,159, being the principal and accrued interest due under such notes, for the issuance of Convertible Debentures in the aggregate principal amount of $1,215,732, at an exchange rate equal to ninety percent ( 90%) of the purchase price paid in the Offering.

The Convertible Debentures are convertible into common stock at a conversion price of $0.075 per share, subject to adjustment, and have a term of three years from the date of issuance. Interest of 6% per annum is payable quarterly in cash or in kind at the option of the Company.

Each warrant will be exercisable to acquire one additional common share at $0.15 per share, subject to adjustment, for a period of five years from the date of issue. If, during any time after 24 months after the closing, the volume weighted average price for the Company's common shares is greater than $0.40 per share for a period of twenty (20) consecutive trading days, then the Company may deliver a notice (the "Notice") to the Warrant holder notifying such holder that the Warrants must be exercised within thirty (30) days from the date of delivery of such Notice, otherwise the Warrants will expire on the thirty-first (31st) day after the date of delivery of the Notice.

In connection with the Offering, the Company has agreed to pay a cash commission of eight percent ( 8%) of the gross proceeds raised from certain of the Purchasers, and warrants to acquire common shares equal to eight percent ( 8%) of the aggregate number of shares issuable upon conversion of the Convertible Debentures and exercise of the Warrants with respect to certain of the Purchasers (the “Agent Warrants”), on the same terms as the Warrants, except that the Agent Warrants will (i) be exercisable at 100% of the conversion or exercise price of the Debentures and Warrants issued to the Purchasers in the Offering and (ii) contain a cashless exercise provision.

(ii)

the Company entered into an employment agreement with a new Chief Executive Officer (the “CEO”) of the Company. The employment agreement is for a term of three years whereby the Company shall pay the CEO a base salary of $400,000 per year, provided the CEO will forgo the first twelve months of the base salary; (b) the CEO shall receive a sign-on stock option grant to purchase 50,400,000 of the Company’s common shares, equal to 20% of the issued common shares on a fully-diluted basis following the final closing of the Offering, with each option exercisable at $0.128 per share and vesting in equal monthly instalments over a period of three years from the date of grant; (c) the CEO will be eligible to receive an annual cash bonus for each whole or partial year during the employment term payable based on the achievement of one or more performance goals established annually by the Company’s board of directors; (d) the CEO will be entitled to participate in the Company’s employee benefit plans; and (e) the CEO will be entitled to an annual expense allowance.

(iii)

the Company granted an aggregate of 10,820,000 stock options exercisable at $0.128 to directors of the Company and an aggregate of 1,000,000 stock options exercisable at $0.15 to consultants of the Company. These options are vesting over periods of one to three year from the date of grant.

(iv)	the Company issued 60,210 common shares as payment to a vendor of $5,000 owing for consulting fees rendered, pursuant to a debt settlement agreement.

18.      Subsequent Events

On April 7, 2014 the Company entered into a Securities Purchase Agreement (the “SPA”) with certain purchasers (the “Purchasers”), whereby the Purchasers agreed to purchase 6% senior secured convertible promissory notes (the “SPA Notes”). Repayment of the SPA Notes are secured against all the tangible and intangible assets of the Company (the “SPA Security Agreement”).

On April 7, 2014, in connection with the SPA, the Company issued seven SPA Notes to the Purchasers, including one director of the Company, in the aggregate principal amount of $1,033,796. As consideration, the Company (i) received cash proceeds equal to $828,704 (the “Cash Proceeds”); (ii) exchanged a promissory note with an outstanding amount of $76,388, being the principal and accrued interest due under a convertible promissory note dated December 24, 2013 for the issuance of a SPA Note in the same amount; and (iii) exchanged a promissory note with an outstanding amount of $128,704, being the remaining principal amount due under a convertible promissory note dated October 2, 2013 (Note 10) for the issuance of a SPA Note in the same amount.

The principal amount of $1,033,796 matures on April 7, 2015 (the “Maturity Date”) and bears interest at the rate of 6% per annum, payable on the Maturity Date. In addition, the principal amount of the SPA Notes and all acquired and unpaid interest thereon will be exchanged for any other securities issued by the Company in connection with any subsequent financing approved by the majority of the Purchasers which results in gross proceeds to the Company of at least $3,000,000 (the “Subsequent Financing”), at an exchange rate equal to ninety percent ( 90%) of the aggregate purchase price paid in the Subsequent Financing.

The SPA Notes are covered by an Agency and Interlender Agreement dated April 7, 2014 between the Purchasers and CSD Holdings LLC, as agent (the “Agent”) whereby the Purchasers have appointed the Agent to act on their behalf with respect to certain rights and obligations provided for in the SPA, SPA Notes and the SPA Security Agreement.